Statements of Operations (Mymd Pharmaceuticals Inc.) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share based compensation
Mymd Pharmaceuticals Inc. [Member]
Share based compensation	$ 855,000	$ 3,577,550